Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2013
Purchase of business, cash acquired	$ 68	$ 68
Qingdao Alice [Member]
Purchase of business, cash acquired	$ 2,306